ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	June 30,	December 31,
	2024	2023
Accounts receivable	$2,386,443	3,281,974
Less: allowance for credit losses	(398,099)	(407,480)
Accounts receivable, net	$1,988,344	2,874,494

	December 31,	December 31,
	2023	2022
Accounts receivable	$3,281,974	4,443,735
Less: allowance for credit losses	(407,480)	(400,262)
Accounts receivable, net	$2,874,494	4,043,473

SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2024	2023
Balance as of the beginning of period	$407,480	400,262
Additions charged to bad debt expense	-	29,287
Translation adjustments	(9,381)	(22,069)
Balance as of the end of period	$398,099	407,480

The movement of the allowance for credit losses was as follows:

	December 31,	December 31,
	2023	2022
Balance as of the beginning of year	$400,262	-
Additions charged to bad debt expense	29,287	491,868
Translation adjustments	(22,069)	(91,606)
Balance as of the end of year	$407,480	400,262